Segments of Business and Geographic Areas	6 Months Ended
Jul. 02, 2023
Segment Reporting [Abstract]
Segments of Business and Geographic Areas	Segments of Business and Geographic Areas
The Company has historically operated as part of the Parent, reported under the Parent’s segment structure and historically the Chief Operating Decision Maker (“CODM”) was the Consumer Health Segment Operating Committee. As the Company is transitioning into an independent, publicly traded company, the Company’s CODM was determined to be the Company’s Executive Committee as they will be responsible for allocating resources and assessing performance. Based on how the CODM assesses operating performance on a regular basis, makes resource allocation decisions and designates responsibilities of their direct reports, the Company realigned its historical segment structure and determined it is organized as three operating segments, which are also its reportable segments: (i) Self Care, (ii) Skin Health and Beauty, and (iii) Essential Health. Prior period presentations conform to the current segment reporting structure.
Segment profit is based on Operating income (loss) excluding depreciation and amortization, restructuring, Separation-related costs, Other (income) expense, net, operating, and unallocated general corporate administrative expenses (referred to herein as “Adjusted Operating Income”) as management excludes these items in assessing segment financial performance. General corporate/unallocated expenses, which includes treasury and legal operations and certain expenses, gains and losses related to the overall management of the Company, are not allocated to the segments. In assessing segment performance and managing operations, management does not review segment assets.
The Company operates the business through the following three reportable business segments:

Reportable Segments	Product Categories
Self Care	Cough, Cold and Allergy Pain Care Other Self Care (Digestive Health, Smoking Cessation and Other)
Skin Health and Beauty	Face and Body Care Hair, Sun and Other
Essential Health	Oral Care Baby Care Other Essential Health (Women’s Health and Wound Care)
The Company’s product categories as a percentage of Net sales for the fiscal years 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Cough, Cold and Allergy	13%	12%	12%
Pain Care	13%	11%	10%
Other Self Care	14%	15%	14%
Face and Body Care	20%	22%	22%
Hair, Sun and Other	9%	8%	9%
Oral Care	10%	11%	11%
Baby Care	10%	10%	11%
Other Essential Health	11%	11%	11%
Total	100%	100%	100%
Segment Net Sales and Adjusted Operating Income
Segment net sales and adjusted operating income for the fiscal years 2022, 2021 and 2020 were as follows:

	Net Sales
(Dollars in Millions)	2022	2021	2020
Self Care	$6,030	$5,643	$5,235
Skin Health and Beauty	4,350	4,541	4,450
Essential Health	4,570	4,870	4,782
Total	$14,950	$15,054	$14,467

	Adjusted Operating Income
(Dollars in Millions)	2022(4)	2021 (1)(4)	2020 (1)(4)
Self Care	$2,088	$1,952	$1,858
Skin Health and Beauty	708	878	889
Essential Health	1,111	1,224	1,250
Total adjusted operating income	3,907	4,054	3,997
Reconciliation to income (loss) before taxes:
General corporate/unallocated expenses	(298)	(272)	(277)
Other (income) expense, net, operating (Note 10)	23	(15)	(3,871)
Restructuring(2)	(100)	(116)	(82)
Depreciation and amortization	(644)	(731)	(746)
Separation-related costs(3)	(213)	—	—
Total operating income (loss)	2,675	2,920	(979)
Other expense (income), net (Note 10)	38	(5)	37
Income (loss) before taxes	$2,637	$2,925	$(1,016)
__________________
(1)For the fourth quarter of 2022, the Company updated the methodology of allocation for certain selling expenses to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. All prior periods have been recast to conform to current presentation. Total adjusted operating income did not change as a result of this change.
(2)Exclusive of the restructuring expense included in other (income) expense, net, operating. See Note 16.
(3)For the fourth quarter of 2022, the Company updated methodology to no longer allocate non-recurring Separation-related costs to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. This change only impacted fiscal year 2022 given there were no non-recurring Separation-related costs in any other period presented.
(4)The Company adjusted the allocation for certain intangible asset amortization costs within Cost of sales to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. Accordingly, the Company has updated its segment disclosures in all prior periods. Total adjusted operating income did not change as a result of this update.
Depreciation & Amortization
Depreciation and amortization by segment for the fiscal years 2022, 2021 and 2020 were as follows:

	Depreciation and Amortization
(Dollars in Millions)	2022(1)	2021	2020
Self Care	$202	$212	$205
Skin Health and Beauty	247	305	325
Essential Health	195	214	216
Total	$644	$731	$746
__________________
(1)The Company adjusted the allocation for certain intangible asset amortization costs within Cost of sales to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. Accordingly, the Company has updated its depreciation and amortization disclosures in the impacted period. Total depreciation and amortization did not change as a result of this update.
Geographic Information
Net sales are attributed to a geographic region based on the location of the customer and for the fiscal years 2022, 2021 and 2020 were as follows:

	Net Sales
(Dollars in Millions)	2022	2021	2020
North America(1)	$7,418	$7,284	$7,095
Europe, Middle East, and Africa	3,188	3,436	3,332
Asia-Pacific	3,146	3,276	3,013
Latin America	1,198	1,058	1,027
Total	$14,950	$15,054	$14,467
__________________
(1)Includes U.S. net sales in fiscal years 2022, 2021 and 2020 of $6,599 million, $6,516 million and $6,357 million, respectively.

Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, intangible assets, net and goodwill are attributed to geographic locations as of January 1, 2023 and January 2, 2022 as follows:

	Long Lived Assets(2)
(Dollars in Millions)	2022	2021
North America(1)	$9,582	$9,687
Europe, Middle East, and Africa	8,244	9,169
Asia-Pacific	2,736	3,204
Latin America	296	278
Total	$20,858	$22,338
__________________
(1)Includes U.S. long lived assets in fiscal years 2022, 2021 and 2020 of $7,469 million, $7,527 million and $7,631 million, respectively.
(2)Long-lived assets include property, plant and equipment, net for fiscal years 2022, and 2021 of $1,820 million and $1,827 million, respectively, and intangible assets and goodwill, net for fiscal years 2022 and 2021 of $19,038 million and $20,511 million, respectively.
Major Customers
One customer accounted for approximately 13%, 14% and 14% of total net sales in fiscal years 2022, 2021 and 2020, respectively.
Segments of Business
The Company has historically operated as part of the Parent, reported under the Parent’s segment structure and historically the Chief Operating Decision Maker (“CODM”) was the Consumer Health Segment Operating Committee. As the Company transitioned into an independent, publicly traded company, the Company’s CODM was determined to be the Kenvue Leadership Team as they are responsible for allocating resources and assessing performance. Based on how the CODM assesses operating performance on a regular basis, makes resource allocation decisions, and designates responsibilities of their direct reports, the Company is organized as three operating segments, which are also its reportable segments: (i) Self Care, (ii) Skin Health and Beauty, and (iii) Essential Health. Prior period presentations conform to the current segment reporting structure.
Segment profit is based on Operating income, excluding depreciation and amortization, non-recurring Separation-related costs, restructuring expense, Other operating expense (income), net, and unallocated general corporate administrative expenses (referred to herein as “Adjusted operating income”), as management excludes these items in assessing segment financial performance. General corporate/unallocated expenses, which include treasury and legal operations and certain expenses, gains and losses related to the overall management of the Company, are not allocated to the segments. In assessing segment performance and managing operations, management does not review segment assets.
The Company operates the business through the following three reportable business segments:

Reportable Segments	Product Categories
Self Care	Cough, Cold and Allergy
Pain Care
Other Self Care (Digestive Health, Smoking Cessation, and Other)
Skin Health and Beauty	Face and Body Care
Hair, Sun and Other
Essential Health	Oral Care
Baby Care
Other Essential Health (Women’s Health and Wound Care)
The Company’s product categories as a percentage of Net sales for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cough, Cold and Allergy	13%	13%	14%	12%
Pain Care	12	11	13	13
Other Self Care	16	15	15	15
Face and Body Care	19	20	19	20
Hair, Sun and Other	10	10	10	9
Oral Care	10	10	10	10
Baby Care	9	10	9	10
Other Essential Health	11	11	10	11
Total	100%	100%	100%	100%
Segment Net Sales and Adjusted Operating Income
Segment Net sales and Adjusted operating income for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Net Sales		Net Sales
	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Self Care	$1,661	$1,481	$3,301	$2,946
Skin Health and Beauty	1,147	1,126	2,258	2,138
Essential Health	1,203	1,197	2,304	2,310
Total	$4,011	$3,804	$7,863	$7,394

	Adjusted Operating Income		Adjusted Operating Income
	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Self Care	$576	$524	$1,158	$998
Skin Health and Beauty	201	243	350	370
Essential Health	250	314	461	560
Total Adjusted operating income(1)(2)	$1,027	$1,081	$1,969	$1,928
Reconciliation to Income before taxes:
Depreciation and amortization	148	161	300	326
Separation-related costs	102	49	200	59
Restructuring(3)	—	24	—	38
Other operating expense (income), net	1	13	(16)	8
General corporate/unallocated expenses	74	64	143	116
Total operating income	$702	$770	$1,342	$1,381
Other expense (income), net	10	(5)	40	(6)
Interest expense, net	53	—	54	—
Income before taxes	$639	$775	$1,248	$1,387
__________________
(1)For the first quarter of 2023, the Company adjusted the allocation for certain intangible asset amortization costs within Cost of Sales to align with segment financial results as measured by the Company, including the CODM. Accordingly, the Company has updated its segment disclosures to reflect the updated presentation in all prior periods. Total Adjusted operating income did not change as a result of this update.
(2)We define Adjusted operating income as U.S. GAAP Operating income excluding depreciation and amortization, Separation-related costs, restructuring expense, Other operating expense (income), net, and general corporate unallocated expenses that are not part of our measurement of segment performance. Management uses Adjusted operating income to assess segment financial performance.
(3)Exclusive of the restructuring expense included in Other operating expense (income), net on the Company’s Condensed Consolidated Statements of Operations.